UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5125

Dreyfus Variable Investment Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Appreciation Portfolio
March 31, 2015 (Unaudited)

Common Stocks--104.0%	Shares		Value ($)
Banks--1.2%
Wells Fargo & Co.	120,000		6,528,000
Capital Goods--1.4%
United Technologies	67,000		7,852,400
Consumer Durables & Apparel--2.1%
Christian Dior	56,100		10,537,920
Hermes International	3,177		1,121,467
			11,659,387
Consumer Services--1.5%
McDonald's	83,100		8,097,264
Diversified Financials--9.8%
American Express	106,000		8,280,720
BlackRock	31,000	a	11,341,040
Franklin Resources	178,800		9,176,016
JPMorgan Chase & Co.	242,300		14,678,534
State Street	78,500		5,772,105
Visa, Cl. A	64,700		4,232,027
			53,480,442
Energy--14.2%
California Resources	61,040		464,514
Chevron	175,900		18,465,982
ConocoPhillips	163,100		10,154,606
EOG Resources	35,000		3,209,150
Exxon Mobil	298,364		25,360,940
Imperial Oil	100,000		3,988,000
Occidental Petroleum	149,600		10,920,800
Phillips 66	62,000		4,873,200
			77,437,192
Food & Staples Retailing--2.7%
Walgreens Boots Alliance	117,500		9,949,900
Whole Foods Market	90,200		4,697,616
			14,647,516
Food, Beverage & Tobacco--19.8%
Altria Group	295,500		14,780,910
Anheuser-Busch InBev, ADR	27,000		3,291,570
Coca-Cola	570,000		23,113,500
Diageo, ADR	25,000		2,764,250
Nestle, ADR	224,000		16,849,280
PepsiCo	132,900		12,707,898
Philip Morris International	388,400		29,258,172
SABMiller	100,000		5,232,849
			107,998,429
Health Care Equipment & Services--1.6%
Abbott Laboratories	191,800		8,886,094
Household & Personal Products--5.0%
Estee Lauder, Cl. A	133,400		11,093,544
Procter & Gamble	193,500		15,855,390
			26,948,934
Insurance--1.4%
ACE	70,000		7,804,300
Materials--2.2%
Air Products & Chemicals	5,000		756,400
Praxair	92,000		11,108,080

			11,864,480
Media--7.0%
Comcast, Cl. A	140,000		7,905,800
McGraw-Hill Financial	60,500		6,255,700
News Corp., Cl. A	31,784	b	508,862
Time Warner Cable	11,300		1,693,644
Twenty-First Century Fox, Cl. A	283,136		9,581,322
Walt Disney	117,000		12,272,130
			38,217,458
Pharmaceuticals, Biotech & Life Sciences--11.1%
AbbVie	191,800		11,227,972
Gilead Sciences	58,000	b	5,691,540
Johnson & Johnson	70,600		7,102,360
Novartis, ADR	85,000		8,381,850
Novo Nordisk, ADR	281,500		15,029,285
Roche Holding, ADR	371,400		12,768,732
			60,201,739
Retailing--2.5%
Target	47,500		3,898,325
Wal-Mart Stores	117,600		9,672,600
			13,570,925
Semiconductors & Semiconductor Equipment--3.7%
Intel	174,500		5,456,615
Texas Instruments	218,300		12,483,486
Xilinx	45,000		1,903,500
			19,843,601
Software & Services--6.4%
Automatic Data Processing	100,400		8,598,256
Facebook, Cl. A	73,600	b	6,051,024
International Business Machines	71,500	a	11,475,750
Oracle	200,000		8,630,000
			34,755,030
Technology Hardware & Equipment--7.2%
Apple	270,000		33,596,100
QUALCOMM	82,800		5,741,352
			39,337,452
Transportation--3.2%
Canadian Pacific Railway	50,000		9,135,000
Union Pacific	75,000		8,123,250
			17,258,250
Total Common Stocks
(cost $276,782,893)			566,388,893

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,394,000)	2,394,000	[c]	2,394,000

Investment of Cash Collateral for
Securities Loaned--.0%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $225,300)	225,300	[c]	225,300

Total Investments (cost $279,402,193)	104.5%		569,008,193
Liabilities, Less Cash and Receivables	(4.5%)		(24,380,609)
Net Assets	100.0%		544,627,584

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $11,580,497 and the value of the collateral held by the fund was $12,036,568, consisting of cash collateral of $225,300 and U.S. Government &
Agency securities valued at $11,811,268.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $289,606,000 of which $292,394,641 related to appreciated investment securities and $2,788,641 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	19.8
Energy	14.2
Pharmaceuticals, Biotech & Life Sciences	11.1
Diversified Financials	9.8
Technology Hardware & Equipment	7.2
Media	7.0
Software & Services	6.4
Household & Personal Products	5.0
Semiconductors & Semiconductor Equipment	3.7
Transportation	3.2
Food & Staples Retailing	2.7
Retailing	2.5
Materials	2.2
Consumer Durables & Apparel	2.1
Health Care Equipment & Services	1.6
Consumer Services	1.5
Capital Goods	1.4
Insurance	1.4
Banks	1.2
Money Market Investments	.5
104.5
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	477,288,690	-	-	477,288,690
Equity Securities - Foreign Common Stocks+	72,207,967	16,892,236 ++	-	89,100,203
Mutual Funds	2,619,300	-	-	2,619,300

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Growth And Income Portfolio
March 31, 2015 (Unaudited)

Common Stocks--109.6%	Shares		Value ($)
Automobiles & Components--1.1%
Delphi Automotive	5,031		401,172
General Motors	8,381		314,288
Tesla Motors	1,305	a,b	246,345
			961,805
Banks--7.3%
Bank of America	60,318		928,294
Citigroup	23,096		1,189,906
JPMorgan Chase & Co.	33,553		2,032,641
PNC Financial Services Group	6,180		576,223
Regions Financial	36,380		343,791
U.S. Bancorp	5,380		234,945
Wells Fargo & Co.	15,645		851,088
			6,156,888
Capital Goods--8.9%
Cummins	6,354		880,919
Danaher	6,635		563,311
Honeywell International	18,858		1,967,078
Northrop Grumman	1,662		267,516
Owens Corning	11,490		498,666
Precision Castparts	2,870		602,700
Raytheon	6,636		724,983
United Technologies	17,162		2,011,386
			7,516,559
Commercial & Professional Services--.7%
Tyco International	13,952		600,773
Consumer Durables & Apparel--2.3%
Hanesbrands	13,773		461,533
Michael Kors Holdings	7,090	b	466,167
NIKE, Cl. B	7,040		706,323
Under Armour, Cl. A	3,633	b	293,365
			1,927,388
Consumer Services--1.0%
Carnival	16,820		804,669
Diversified Financials--9.1%
Ameriprise Financial	7,921		1,036,384
Berkshire Hathaway, Cl. B	9,865	b	1,423,717
BlackRock	1,547		565,954
Capital One Financial	2,943		231,967
Goldman Sachs Group	6,105		1,147,557
Intercontinental Exchange	2,708		631,695
Invesco	11,805		468,540
Morgan Stanley	22,301		795,923
TD Ameritrade Holding	12,179		453,790
Voya Financial	21,836		941,350
			7,696,877
Energy--9.7%
Anadarko Petroleum	7,805		646,332
EOG Resources	7,123		653,108
Kinder Morgan	10,988		462,155
Marathon Oil	12,892		336,610
Occidental Petroleum	29,023		2,118,679

Phillips 66	12,291		966,073
Schlumberger	23,727		1,979,781
Valero Energy	16,254		1,034,079
			8,196,817
Food & Staples Retailing--2.0%
CVS Health	16,635		1,716,898
Food, Beverage & Tobacco--7.3%
Coca-Cola Enterprises	29,722		1,313,712
ConAgra Foods	24,635		899,917
Molson Coors Brewing, Cl. B	6,624		493,157
Mondelez International, Cl. A	27,208		981,937
PepsiCo	23,020		2,201,172
Philip Morris International	3,858		290,623
			6,180,518
Health Care Equipment & Services--6.3%
Boston Scientific	26,652	b	473,073
Cardinal Health	12,784		1,154,012
McKesson	4,774		1,079,879
Medtronic	7,103		553,963
Omnicare	7,540		581,032
UnitedHealth Group	12,562		1,485,959
			5,327,918
Household & Personal Products--.8%
Estee Lauder, Cl. A	8,141		677,006
Insurance--2.9%
Allstate	7,650		544,450
American International Group	7,710		422,431
Hartford Financial Services Group	9,100		380,562
Marsh & McLennan	10,561		592,366
Prudential Financial	5,963		478,889
			2,418,698
Materials--4.9%
Dow Chemical	14,846		712,311
International Paper	4,245		235,555
Martin Marietta Materials	8,856		1,238,069
Mosaic	10,104		465,390
Potash Corp. of Saskatchewan	11,031		355,750
Praxair	3,850		464,849
Vulcan Materials	7,568		637,982
			4,109,906
Media--5.7%
AMC Networks, Cl. A	5,185	b	397,378
CBS, Cl. B	9,682		587,020
Comcast, Cl. A	15,697		886,410
Interpublic Group of Companies	49,417		1,093,104
Omnicom Group	6,017		469,206
Regal Entertainment Group, Cl. A	10,031	a	229,108
Time Warner	2,879		243,103
Twenty-First Century Fox, Cl. A	19,267		651,995
Viacom, Cl. B	3,302		225,527
			4,782,851
Pharmaceuticals, Biotech & Life Sciences--9.8%
Actavis	2,907	b	865,181
Alexion Pharmaceuticals	3,204	b	555,253
Biogen Idec	2,010	b	848,702
Bristol-Myers Squibb	9,476		611,202
Celgene	6,634	b	764,767
Eli Lilly & Co.	6,332		460,020

Illumina	2,559	b	475,053
Merck & Co.	7,688		441,906
Perrigo Company	3,158		522,807
Pfizer	48,774		1,696,847
Regeneron Pharmaceuticals	1,045	b	471,797
Vertex Pharmaceuticals	4,467	b	526,972
			8,240,507
Real Estate--.7%
American Tower	6,207	c	584,389
Retailing--4.3%
Dollar General	5,697		429,440
Dollar Tree	5,530	b	448,732
Home Depot	10,188		1,157,459
Kohl's	3,450	a	269,963
Priceline Group	676	b	786,965
Ulta Salon, Cosmetics & Fragrance	3,555	b	536,272
			3,628,831
Semiconductors & Semiconductor Equipment--3.1%
Applied Materials	40,785		920,110
Avago Technologies	2,461		312,498
Microchip Technology	12,939	a	632,717
Texas Instruments	12,769		730,195
			2,595,520
Software & Services--12.3%
Accenture, Cl. A	8,407		787,652
Adobe Systems	6,543	b	483,789
Akamai Technologies	6,040	b	429,112
Cognizant Technology Solutions,
Cl. A	8,825	b	550,592
Facebook, Cl. A	16,137	b	1,326,703
Fortinet	11,906	b	416,115
Google, Cl. A	1,535	b	851,465
Google, Cl. C	1,535	b	841,180
Intuit	7,766		752,991
LinkedIn, Cl. A	2,044	b	510,714
Oracle	33,546		1,447,510
salesforce.com	10,952	b	731,703
Visa, Cl. A	18,872		1,234,418
			10,363,944
Technology Hardware & Equipment--6.3%
Apple	35,376		4,401,836
Cisco Systems	32,593		897,122
			5,298,958
Telecommunication Services--1.9%
Verizon Communications	19,518		949,160
Windstream Holdings	90,296	a	668,190
			1,617,350
Transportation--.7%
Delta Air Lines	2,840		127,686
FedEx	2,913		481,956
			609,642
Utilities--.5%
NRG Yield, Cl. A	8,014	a	406,550
Total Common Stocks
(cost $71,962,857)			92,421,262

Other Investment--.1%
Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $98,233)	98,233 [d]	98,233
Investment of Cash Collateral for
Securities Loaned--1.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,210,301)	1,210,301 [d]	1,210,301
Total Investments (cost $73,271,391)	111.1%	93,729,796
Liabilities, Less Cash and Receivables	(11.1%)	(9,353,910)
Net Assets	100.0%	84,375,886

a Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $2,201,806 and the value of the collateral held by the fund was $2,271,553, consisting of cash collateral of $1,210,301 and U.S. Government &
Agency securities valued at $1,061,252.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $20,458,405 of which $21,894,299 related to appreciated investment securities and $1,435,894 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	12.3
Pharmaceuticals, Biotech & Life Sciences	9.8
Energy	9.7
Diversified Financials	9.1
Capital Goods	8.9
Banks	7.3
Food, Beverage & Tobacco	7.3
Health Care Equipment & Services	6.3
Technology Hardware & Equipment	6.3
Media	5.7
Materials	4.9
Retailing	4.3
Semiconductors & Semiconductor Equipment	3.1
Insurance	2.9
Consumer Durables & Apparel	2.3
Food & Staples Retailing	2.0
Telecommunication Services	1.9
Money Market Investments	1.5
Automobiles & Components	1.1
Consumer Services	1.0
Household & Personal Products	.8
Commercial & Professional Services	.7
Real Estate	.7
Transportation	.7
Utilities	.5
111.1
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	91,286,847	-	-	91,286,847
Equity Securities - Foreign Common Stocks+	1,134,415	-	-	1,134,415
Mutual Funds	1,308,534	-	-	1,308,534

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Equity Portfolio
March 31, 2015 (Unaudited)

Common Stocks--97.9%	Shares		Value ($)
Australia--.9%
Dexus Property Group	62,335		358,815
Belgium--1.8%
Anheuser-Busch InBev	6,071		742,635
Brazil--.1%
International Meal Company Alimentacao	28,947	a	59,861
Finland--1.5%
Nokia	80,713		616,561
France--4.8%
Air Liquide	5,588		718,781
Sanofi	6,719		661,154
Vivendi	24,309	a	604,402
			1,984,337
Germany--11.7%
Bayer	4,839		727,082
Brenntag	11,834		709,453
Commerzbank	52,336	a	721,603
Continental	1,735		410,951
Infineon Technologies	53,778		643,912
LEG Immobilien	11,894	a	945,596
SAP	5,877		426,760
Telefonica Deutschland Holding	50,272	a	290,595
			4,875,952
Hong Kong--6.2%
AIA Group	123,400		773,410
Belle International Holdings	564,000		657,804
Jardine Matheson Holdings	8,400		530,200
Man Wah Holdings	628,000		602,316
			2,563,730
Ireland--1.8%
CRH	29,126		755,319
Israel--.9%
Bank Hapoalim	76,592		368,788
Italy--1.9%
Pirelli & C.	47,063		776,918
Japan--27.2%
Don Quijote Holdings	14,300		1,164,624
FANUC	2,900		633,727
Japan Airlines	22,336		696,192
Japan Tobacco	27,400		865,728
LIXIL Group	17,200		408,016
M3	15,100		320,871
NGK Spark Plug	15,000		403,542
Nomura Holdings	82,100		482,735
Recruit Holdings	13,170		411,464
Sawai Pharmaceutical	6,000		355,432
Skylark	33,900		446,409
SoftBank	21,700		1,261,411
Stanley Electric	16,500		373,161

Sugi Holdings	16,900		836,304
Suntory Beverage & Food	9,600		410,930
Tokyo Electron	8,200		571,753
TOPCON	18,000		441,641
Toyota Motor	17,700		1,235,311
			11,319,251
Macau--.8%
Sands China	84,400		348,648
Mexico--.7%
Grupo Financiero Santander Mexico, Cl. B, ADR	24,544		268,020
Netherlands--3.7%
Reed Elsevier	25,022		623,820
Wolters Kluwer	28,220		922,311
			1,546,131
Norway--1.1%
DNB	27,843		448,151
Philippines--1.3%
Energy Development	1,993,400		378,333
LT Group	446,500		162,548
			540,881
Portugal--.6%
Galp Energia	24,222		261,627
Russia--.6%
TBC Bank, GDR	20,029		230,333
Switzerland--12.3%
Actelion	2,986	a	345,739
Credit Suisse Group	28,229	a	759,974
Nestle	14,967		1,130,000
Novartis	10,587		1,046,940
Roche Holding	2,979		821,438
Zurich Insurance Group	2,932	a	993,083
			5,097,174
United Kingdom--18.0%
Associated British Foods	10,342		432,068
Barclays	217,543		780,582
British American Tobacco	13,127		678,205
Centrica	150,053		562,829
GlaxoSmithKline	30,395		696,040
Imagination Technologies Group	45,104	a	141,034
Just Eat	54,312		351,175
Merlin Entertainments	81,851	b	535,472
Next	4,149		432,286
Prudential	54,115		1,339,893
Vodafone Group	283,767		927,359
Wolseley	10,488		620,340
			7,497,283
Total Common Stocks
(cost $35,499,562)			40,660,415

Other Investment--1.8%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $753,000)	753,000	[c]	753,000

Total Investments (cost $36,252,562)	99.7%		41,413,415

Cash and Receivables (Net)	.3%	138,296
Net Assets	100.0%	41,551,711

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, this security was valued at $535,472 or 1.3% of net assets.
c	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $5,160,853 of which $7,820,313 related to appreciated investment securities and $2,659,460 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Consumer Goods	21.4
Financial	20.4
Consumer Services	18.6
Health Care	10.5
Industrial	7.1
Telecommunications	6.0
Technology	5.8
Basic Materials	5.2
Utilities	2.3
Money Market Investment	1.8
Oil & Gas	.6
99.7
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Japanese Yen,
Expiring
4/17/2015 a	94,786,000	807,652	790,521	(17,131)

Sales:		Proceeds ($)

Japanese Yen,
Expiring:
4/2/2015 b	267,840	2,234	2,233	1
4/17/2015 c	355,753,000	2,977,648	2,967,002	10,646

Gross Unrealized Appreciation				10,647
Gross Unrealized Depreciation				(17,131)

Counterparties:
a Barclays Bank
b UBS
c Royal Bank of Scotland

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
Assets ($)	Quoted Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	498,353	40,162,062	++	-	40,660,415
Mutual Funds	753,000	-		-	753,000
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	10,647		-	10,647
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(17,131)		-	(17,131)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, International Value Portfolio
March 31, 2015 (Unaudited)

Common Stocks--97.0%	Shares		Value ($)
Australia--2.5%
Australia & New Zealand Banking Group	11,367		316,802
Primary Health Care	81,556		340,930
QBE Insurance Group	55,440		548,658
			1,206,390
Austria--.5%
Erste Group Bank	8,966		220,907
Belgium--.5%
bpost	9,029		253,404
Brazil--.3%
Petroleo Brasileiro, ADR	25,963		156,038
China--2.3%
Beijing Capital International Airport, Cl. H	286,000		278,287
CNOOC	220,000		311,518
FIH Mobile	440,000	a	233,453
Guangzhou Automobile Group, Cl. H	314,000		300,017
			1,123,275
Denmark--1.0%
Carlsberg, Cl. B	5,789		478,021
France--10.0%
BNP Paribas	8,316		505,759
Bouygues	11,341		445,531
Casino Guichard Perrachon	3,726		329,607
Cie de St-Gobain	9,270		406,687
Danone	5,977		402,233
Electricite de France	24,798		595,618
GDF Suez	20,268		401,051
Sanofi	9,260		911,190
Total	17,237		857,560
			4,855,236
Germany--5.1%
Aixtron	31,581	a	238,691
Deutsche Bank	29,879		1,039,547
E.ON	19,225		286,442
LANXESS	7,779		415,033
METRO	9,749		331,172
Wacker Chemie	1,549		179,353
			2,490,238
Hong Kong--3.7%
BOC Hong Kong Holdings	66,000		235,638
CITIC	249,000		426,880
COSCO Pacific	254,792		334,204
Esprit Holdings	189,521		192,004
Pacific Basin Shipping	431,000		142,371
WH Group	279,500	b	158,690
Yue Yuen Industrial Holdings	86,500		305,332
			1,795,119
India--1.5%
Reliance Industries, GDR	16,701	b	441,627
State Bank of India, GDR	7,058		298,394
			740,021
Ireland--.7%
CRH	13,461		349,081

Israel--1.6%
Teva Pharmaceutical Industries, ADR	12,758		794,823
Italy--4.5%
Anima Holding	36,659	a,b	271,823
Assicurazioni Generali	29,219		575,006
Finmeccanica	22,342	a	265,641
Saras	202,864	a	352,257
Telecom Italia	355,049	a	416,258
UniCredit	49,052		332,708
			2,213,693
Japan--22.3%
Credit Saison	35,200		632,369
Denso	7,000		319,586
East Japan Railway	7,190		577,337
Ebara	78,000		329,342
Fujitsu	77,000		525,557
Honda Motor	28,000		909,995
INPEX	31,000		342,022
LIXIL Group	19,100		453,088
Matsumotokiyoshi Holdings	8,730		311,246
Mitsubishi UFJ Financial Group	112,200		694,691
Nippon Express	28,920		161,866
Nippon Shokubai	33,000		484,864
Nippon Telegraph & Telephone	8,600		529,943
Nippon Telegraph & Telephone, ADR	2,780		85,680
Nissan Motor	32,100		327,327
Nomura Real Estate Holdings	32,500		586,247
Ricoh	44,200		481,740
Sawai Pharmaceutical	9,000		533,148
Shimamura	3,400		315,077
SoftBank	6,700		389,468
Sumitomo Electric Industries	42,850		562,388
Sumitomo Mitsui Financial Group	21,200		812,369
Sumitomo Mitsui Trust Holdings	55,240		228,047
Yamada Denki	70,300		290,017
			10,883,414
Netherlands--4.6%
Aegon	47,832		377,876
ING Groep	25,653	a	376,261
Koninklijke Philips	36,008		1,022,851
Randstad Holding	7,518		456,455
			2,233,443
Russia--.3%
Gazprom, ADR	29,535		140,409
Singapore--1.0%
United Overseas Bank	29,800		498,873
South Korea--2.2%
KB Financial Group	3,078		108,695
KB Financial Group, ADR	11,859		416,725
Korea Electric Power	5,746		236,634
Samsung Electronics	244		316,298
			1,078,352
Spain--1.6%
Banco Popular Espanol	56,935		278,277
Banco Santander	37,653		283,188
Ebro Foods	11,912		221,807
			783,272
Sweden--3.3%
Electrolux, Ser. B	8,138		233,087

Ericsson, Cl. B	37,249		467,469
Getinge, Cl. B	19,754		488,556
Svenska Cellulosa, Cl. B	17,976		414,195
			1,603,307
Switzerland--6.6%
ABB	28,693	a	608,776
Credit Suisse Group	31,215	a	840,362
Holcim	5,842	a	436,451
Roche Holding	4,843		1,335,422
			3,221,011
United Kingdom--18.5%
Anglo American	18,895		281,195
ArcelorMittal	32,256		303,457
Barclays	110,511		396,532
BHP Billiton	17,775		385,924
BP	137,416		887,840
esure Group	144,082		448,612
Friends Life Group	56,696		347,275
GlaxoSmithKline	41,591		952,427
Home Retail Group	166,484		406,892
HSBC Holdings	100,440		854,758
Royal Bank of Scotland Group	63,308	a	318,457
Royal Dutch Shell, Cl. A	30,185		897,059
Serco Group	90,033		183,669
Standard Chartered	63,011		1,020,253
Tesco	201,523		721,191
Unilever	15,111		630,252
			9,035,793
United States--2.4%
iShares MSCI EAFE ETF	18,027		1,156,793
Total Common Stocks
(cost $57,545,523)			47,310,913

Preferred Stocks--1.1%
Germany
Volkswagen
(cost $507,374)	2,061		548,456

	Number of
Rights--.1%	Rights		Value ($)
United Kingdom
Serco Group
(cost $143,727)	90,033	[a]	54,757

Other Investment--.8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $385,000)	385,000	[c]	385,000

Total Investments (cost $58,581,624)	99.0%		48,299,126
Cash and Receivables (Net)	1.0%		497,046
Net Assets	100.0%		48,796,172

ADR--American Depository Receipts
ETF--Exchange-Traded Fund
GDR--Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $872,140 or 1.8% of net assets.
c	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized depreciation on investments was $10,282,498 of which $1,364,772 related to appreciated investment securities and $11,647,270 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	28.5
Industrial	13.0
Health Care	11.0
Consumer Discretionary	9.7
Energy	9.0
Consumer Staples	8.2
Materials	5.8
Information Technology	4.6
Utilities	3.1
Telecommunication Services	2.9
Exchange-Traded Funds	2.4
Money Market Investment	.8
99.0

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2015 (Unaudited)

Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	(Depreciation) ($)
Sales:

Euro,
Expiring
4/1/2015 a	102,159	109,799	109,846	(47)

Japanese Yen,
Expiring
4/2/2015 b	16,471,755	137,145	137,339	(194)

				(241)

Counterparties:
a	UBS
b	Norhtern Trust

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted Quoted	Significant		Unobservable
Assets ($)	Prices	Observable Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Foreign Common Stocks+	1,593,675	44,560,445	++	-	46,154,120
Exchange-Traded Funds	1,156,793	-		-	1,156,793
Mutual Funds	385,000	-		-	385,000
Preferred Stocks+	-	548,456	++	-	548,456
Rights+	54,757	-		-	54,757
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	(241)		-	(241)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures.
+++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Money Market Portfolio
March 31, 2015 (Unaudited)

Negotiable Bank Certificates of Deposit--22.5%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.22%, 4/8/15	5,000,000		5,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 6/4/15	5,000,000		5,000,000
BNP Paribas (Yankee)
0.25%, 6/3/15	5,000,000		5,000,000
Nordea Bank Finland (Yankee)
0.23%, 5/20/15	5,000,000		4,999,966
Rabobank Nederland/NY (Yankee)
0.24%, 6/9/15	5,000,000		5,000,000
Standard Chartered Bank (Yankee)
0.22%, 6/2/15	5,000,000	a	5,000,000
Total Negotiable Bank Certificates of Deposit
(cost $29,999,966)			29,999,966
Commercial Paper--33.6%
Australia and New Zealand Banking Group Ltd.
0.27%, 4/10/15	5,000,000	a,b	5,000,000
Caisse des Depots et Consignations
0.22%, 4/8/15	5,000,000		4,999,791
Coca Cola Company
0.22%, 7/15/15	5,000,000	a	4,996,792
Credit Agricole
0.04%, 4/1/15	5,000,000		5,000,000
Erste Abwicklungsanstalt
0.19%, 4/29/15	5,000,000	a	4,999,261
Oversea-Chinese Banking Corp./NY
0.24%, 5/19/15	5,000,000		4,998,400
State Street Corp.
0.18%, 6/15/15	5,000,000		4,998,125
Sumitomo Mitsui Banking Corp.
0.25%, 4/21/15	5,000,000	a	4,999,305
Westpac Banking Corp.
0.26%, 4/2/15	5,000,000	a,b	5,000,000
Total Commercial Paper
(cost $44,991,674)			44,991,674
Asset-Backed Commercial Paper--15.0%
Alpine Securitization Corp.
0.22%, 5/4/15	5,000,000	a	4,998,992
Antalis U.S. Funding Corp.
0.16%, 4/16/15	5,000,000	a	4,999,667
Collateralized Commercial Paper Program Co., LLC
0.35%, 9/17/15	5,000,000		4,991,785
Regency Markets No. 1 LLC
0.15%, 4/16/15	5,000,000	a	4,999,687
Total Asset-Backed Commercial Paper
(cost $19,990,131)			19,990,131
Time Deposits--18.0%

DZ Bank AG (Grand Cayman)
0.03%, 4/1/15	6,000,000	6,000,000
Lloyds Bank (London)
0.06%, 4/1/15	6,000,000	6,000,000
Royal Bank of Canada (Toronto)
0.03%, 4/1/15	6,000,000	6,000,000
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.04%, 4/1/15	6,000,000	6,000,000
Total Time Deposits
(cost $24,000,000)		24,000,000
U.S. Treasury Notes--2.3%
0.12%, 5/31/15
(cost $3,010,036)	3,000,000	3,010,036
Repurchase Agreements--8.2%
Barclays Capital, Inc.
0.07%, dated 3/31/15, due 4/1/15 in the amount of
$1,000,002 (fully collateralized by $199,978 U.S.
Treasury Bonds, 4.50%, due 8/15/39, value $274,314
and $755,589 U.S. Treasury Notes, 1.50%, due 1/31/22,
value $745,687)	1,000,000	1,000,000
Credit Agricole CIB
0.10%, dated 3/31/15, due 4/1/15 in the amount of
$10,000,028 (fully collateralized by $7,556,489 U.S.
Treasury Inflation Protected Securities, 2.38%, due
1/15/17, value $9,314,108 and $826,444 U.S. Treasury
Notes, 2.75%, due 2/15/24, value $885,895)	10,000,000	10,000,000
Total Repurchase Agreements
(cost $11,000,000)		11,000,000
Total Investments (cost $132,991,807)	99.6%	132,991,807
Cash and Receivables (Net)	.4%	494,770
Net Assets	100.0%	133,486,577

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities amounted to $44,993,704 or 33.7% of net assets.
b Variable rate security--interest rate subject to periodic change.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	132,991,807
Level 3 - Significant Unobservable Inputs	-
Total	132,991,807

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may also jointly enter into one or more repurchase agreements with other Dreyfus managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio
March 31, 2015 (Unaudited)

Common Stocks--98.3%	Shares		Value ($)
Automobiles & Components--2.0%
Dana Holding	79,532		1,682,897
Winnebago Industries	96,294	a	2,047,211
			3,730,108
Banks--14.9%
Ameris Bancorp	56,456		1,489,874
BofI Holding	10,275	b	955,986
Columbia Banking System	106,105		3,073,862
CVB Financial	78,531		1,251,784
EverBank Financial	335,575		6,050,417
Pinnacle Financial Partners	16,860		749,596
Simmons First National, Cl. A	23,293		1,059,133
South State	41,731		2,853,983
SVB Financial Group	58,780	b	7,467,411
Talmer Bancorp, Cl. A	139,707		2,139,613
WesBanco	30,310		987,500
			28,079,159
Capital Goods--4.8%
Altra Industrial Motion	31,340		866,238
Encore Wire	20,666		782,828
Generac Holdings	75,280	b	3,665,383
Thermon Group Holdings	157,286	b	3,785,874
			9,100,323
Commercial & Professional Services--11.1%
Herman Miller	24,108		669,238
HNI	32,001		1,765,495
Interface	207,207		4,305,762
Knoll	47,687		1,117,307
Korn/Ferry International	97,444		3,202,984
Steelcase, Cl. A	322,122		6,100,991
TrueBlue	151,177	b	3,681,160
			20,842,937
Consumer Services--2.6%
Apollo Education Group	99,885	b	1,889,824
LifeLock	217,739	b	3,072,297
			4,962,121
Diversified Financials--4.3%
FNFV Group	59,700	b	841,770
Nelnet, Cl. A	20,810		984,729
Raymond James Financial	64,853		3,682,353
SLM	285,072	b	2,645,468
			8,154,320
Energy--1.7%
Western Refining	65,216	a	3,221,018
Exchange-Traded Funds--.7%
iShares Russell 2000 ETF	10,448	a	1,299,418

Health Care Equipment & Services--1.5%
HeartWare International	31,816	a,b	2,792,490
Insurance--.4%
Stewart Information Services	18,414		748,345
Materials--7.1%
AuRico Gold	258,785		716,835
Chemtura	191,217	a,b	5,218,312
New Gold	503,425	b	1,706,611
OMNOVA Solutions	272,256	b	2,322,344
Royal Gold	11,960		754,796
Trinseo	90,427		1,790,455
Yamana Gold	227,015		814,984
			13,324,337
Media--1.4%
Media General	94,589	b	1,559,773
Meredith	9,814		547,327
Nexstar Broadcasting Group, Cl. A	10,163		581,527
			2,688,627
Pharmaceuticals, Biotech & Life Sciences--11.1%
Emergent BioSolutions	225,121	b	6,474,480
Flamel Technologies, ADR	125,305	b	2,252,984
GW Pharmaceuticals, ADR	41,341	a,b	3,767,405
Revance Therapeutics	80,881	a,b	1,676,663
Sangamo BioSciences	109,955	a,b	1,724,094
TherapeuticsMD	826,242	a,b	4,998,764
			20,894,390
Real Estate--1.9%
Realogy Holdings	77,003	b	3,502,095
Retailing--4.4%
Office Depot	891,981	b	8,206,225
Semiconductors & Semiconductor Equipment--6.3%
Applied Micro Circuits	166,942	b	851,404
Lattice Semiconductor	55,045	b	348,985
Mellanox Technologies	59,760	b	2,709,518
Microsemi	89,647	b	3,173,504
Veeco Instruments	154,163	b	4,709,680
			11,793,091
Software & Services--8.4%
Borderfree	16,367	a	98,366
Cardtronics	13,107	b	492,823
CoreLogic	120,179	b	4,238,713
Dealertrack Technologies	116,163	b	4,474,599
Infoblox	227,993	b	5,442,193
Tableau Software, Cl. A	10,634	b	983,858
			15,730,552
Technology Hardware & Equipment--12.9%
Arrow Electronics	65,522	b	4,006,670
Ciena	157,186	a,b	3,035,262
FEI	12,700		969,518
Jabil Circuit	102,066		2,386,303
JDS Uniphase	324,936	b	4,263,160
Keysight Technologies	25,322		940,712

ScanSource	70,865	b	2,880,662
Tech Data	23,317	b	1,347,023
Universal Display	93,915	a,b	4,390,526
			24,219,836
Transportation--.8%
ArcBest	18,832		713,545
Diana Shipping	122,410	a,b	749,149
			1,462,694
Total Common Stocks
(cost $152,843,048)			184,752,086

Other Investment--1.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,591,414)	2,591,414	[c]	2,591,414
Investment of Cash Collateral for
Securities Loaned--10.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $20,034,648)	20,034,648	[c]	20,034,648
Total Investments (cost $175,469,110)	110.4%		207,378,148
Liabilities, Less Cash and Receivables	(10.4%)		(19,491,828)
Net Assets	100.0%		187,886,320

ADR --American Depository Receipts
ETF --Exchange-Traded Fund

a	Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $24,030,793 and the value of the collateral held by the fund was $24,627,880, consisting of cash collateral of $20,034,648 and
U.S. Government & Agency securities valued at $4,593,232.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $31,909,038 of which $35,829,854 related to appreciated investment securities and $3,920,816 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Banks	14.9
Technology Hardware & Equipment	12.9
Money Market Investments	12.1
Commercial & Professional Services	11.1
Pharmaceuticals, Biotech & Life Sciences	11.1
Software & Services	8.4
Materials	7.1
Semiconductors & Semiconductor Equipment	6.3
Capital Goods	4.8
Retailing	4.4

Diversified Financials	4.3
Consumer Services	2.6
Automobiles & Components	2.0
Real Estate	1.9
Energy	1.7
Health Care Equipment & Services	1.5
Media	1.4
Transportation	.8
Exchange-Traded Funds	.7
Insurance	.4
110.4
† Based on net assets.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	173,444,700	-	-	173,444,700
Equity Securities - Foreign Common Stocks+	10,007,968	-	-	10,007,968
Exchange-Traded Funds	1,299,418	-	-	1,299,418
Mutual Funds	22,626,062	-	-	22,626,062

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Variable Investment Fund, Quality Bond Portfolio
March 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--118.9%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Ctfs./Auto Receivables--5.5%
AmeriCredit Automobile Receivables
Trust, Ser. 2013-1, Cl. D	2.09	2/8/19	305,000		305,865
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. D	2.35	12/10/18	155,000		156,589
AmeriCredit Automobile Receivables
Trust, Ser. 2014-1, Cl. D	2.54	6/8/20	275,000		273,864
AmeriCredit Automobile Receivables
Trust, Ser. 2012-4, Cl. D	2.68	10/9/18	245,000		247,525
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	490,000		507,615
Capital Auto Receivables Asset
Trust, Ser. 2013-1, Cl. D	2.19	9/20/21	160,000		160,432
Santander Drive Auto Receivables
Trust, Ser. 2013-1, Cl. D	2.27	1/15/19	210,000		210,082
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	285,000		287,166
Santander Drive Auto Receivables
Trust, Ser. 2013-2, Cl. D	2.57	3/15/19	510,000		520,521
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	440,000		446,461
Santander Drive Auto Receivables
Trust, Ser. 2012-1, Cl. C	3.78	11/15/17	67,515		68,115
Santander Drive Auto Receivables
Trust, Ser. 2011-3, Cl. D	4.23	5/15/17	200,000		203,749
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	235,000		242,082
					3,630,066
Asset-Backed Ctfs./Home Equity Loans--.2%
First NLC Trust,
Ser. 2005-2, Cl. M1	0.65	9/25/35	125,000	b	119,513
Casinos--.3%
Cleopatra Finance,
Sr. Scd. Notes	6.25	2/15/22	215,000	c	210,700
Commercial Mortgage Pass-Through Ctfs.--6.8%
Aventura Mall Trust,
Ser. 2013-AVM, Cl. C	3.87	12/5/32	420,000	b,c	444,264
Citigroup Commercial Mortgage
Trust, Ser. 2007-C6, Cl. A4	5.90	12/10/49	200,000	b	216,534
Commercial Mortgage Trust,
Ser. 2015-LC19, Cl. AM	3.53	2/10/48	170,000		177,206
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. C	3.54	3/10/31	175,000	c	179,895
Commercial Mortgage Trust,
Ser. 2013-WWP, Cl. B	3.73	3/10/31	150,000	c	158,294
Commercial Mortgage Trust,

Ser. 2014-UBS2, Cl. AM	4.20	3/10/47	70,000		77,087
Commercial Mortgage Trust,
Ser. 2014-CR14, Cl. A4	4.24	2/10/47	305,000	b	342,319
Commercial Mortgage Trust,
Ser. 2014-UBS2, Cl. B	4.70	3/10/47	50,000		55,815
Commercial Mortgage Trust,
Ser. 2013-LC13, Cl. C	5.22	8/10/46	130,000	b,c	146,178
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. B	4.18	9/15/37	315,000	c	341,346
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. D	4.37	9/15/37	175,000	c	178,264
Credit Suisse Mortgage Trust,
Ser. 2014-USA, Cl. E	4.37	9/15/37	190,000	c	181,438
Extended Stay America Trust,
Ser. 2013-ESH7, Cl. C7	3.90	12/5/31	225,000	c	232,209
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. BFX	3.38	12/15/19	95,000	c	97,031
GAHR Commericial Mortgage Trust,
Ser. 2015-NRF, Cl. DFX	3.38	12/15/19	215,000	c	213,404
Hilton USA Trust,
Ser. 2013-HLT, Cl. CFX	3.71	11/5/30	345,000	c	353,109
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. A1A2	3.09	3/5/37	100,000	c	101,717
Houston Galleria Mall Trust,
Ser. 2015-HGLR, Cl. B	3.19	3/5/37	220,000	c	224,988
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2013-LC11, Cl. C	3.96	4/15/46	165,000	b	168,806
JPMBB Commercial Mortgage
Securities Trust,
Ser. 2014-C18, Cl. A5	4.08	2/15/47	340,000		376,547
UBS Commercial Mortgage Trust,
Ser. 2012-C1, Cl. A3	3.40	5/10/45	135,000		143,301
WFRBS Commercial Mortgage Trust,
Ser. 2013-C17, Cl. A4	4.02	12/15/46	50,000		55,327
					4,465,079
Consumer Discretionary--3.0%
21st Century Fox America,
Gtd. Notes	4.00	10/1/23	90,000		96,599
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B	7.63	3/15/20	85,000	d	89,888
Comcast,
Gtd. Notes	6.30	11/15/17	85,000		96,041
Cox Communications,
Sr. Unscd. Notes	6.25	6/1/18	205,000	c	233,044
CVS Pass-Through Trust,
Pass Thru Certificates Notes	6.04	12/10/28	256,277		303,681
CVS Pass-Through Trust,
Pass Thru Certificates Notes	8.35	7/10/31	238,647	c	327,785
Sky,
Gtd. Notes	3.75	9/16/24	345,000	c	357,385
Time Warner,

Gtd. Debs.	5.35	12/15/43	390,000		456,871
					1,961,294
Consumer Staples--2.6%
Altria Group,
Gtd. Notes	4.00	1/31/24	55,000		59,124
Altria Group,
Gtd. Notes	4.75	5/5/21	105,000		117,358
ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	66,000		66,472
Lorillard Tobacco,
Gtd. Notes	3.75	5/20/23	215,000		219,277
Pernod Ricard,
Sr. Unscd. Notes	4.45	1/15/22	255,000	c	276,786
Reynolds American,
Gtd. Notes	4.85	9/15/23	310,000		343,118
SABMiller Holdings,
Gtd. Notes	3.75	1/15/22	350,000	c	368,737
Wm. Wrigley Jr.,
Sr. Unscd. Notes	3.38	10/21/20	235,000	c	246,565
					1,697,437
Energy--4.8%
Anadarko Petroleum,
Sr. Unscd. Notes	6.38	9/15/17	165,000		183,689
BP Capital Markets,
Gtd. Notes	2.32	2/13/20	335,000		338,043
Energy Transfer Partners,
Sr. Unscd. Notes	4.90	2/1/24	210,000		225,421
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	270,000		271,429
Ensco,
Sr. Unscd. Notes	4.50	10/1/24	175,000	d	169,942
Freeport-McMoRan,
Gtd. Notes	5.45	3/15/43	190,000		170,873
Kinder Morgan,
Gtd. Notes	7.75	1/15/32	235,000		290,691
Kinder Morgan Energy Partners,
Gtd. Notes	6.85	2/15/20	170,000		198,629
Marathon Petroleum,
Sr. Unscd. Notes	3.63	9/15/24	355,000		359,745
Spectra Energy Partners,
Sr. Unscd. Notes	2.95	9/25/18	80,000		82,533
Spectra Energy Partners,
Sr. Unscd. Notes	4.75	3/15/24	70,000		77,010
Talisman Energy,
Sr. Unscd. Notes	3.75	2/1/21	135,000		133,004
Transocean,
Gtd. Notes	6.38	12/15/21	235,000	b,d	198,281
Unit,
Gtd. Notes	6.63	5/15/21	85,000		80,325
Williams Partners,
Sr. Unscd. Notes	3.35	8/15/22	125,000		120,991
Williams Partners,

Sr. Unscd. Notes	4.50	11/15/23	180,000		186,969
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	65,000		71,754
					3,159,329
Financial--14.4%
ABN AMRO Bank,
Sr. Unscd. Notes	2.50	10/30/18	230,000	c	235,011
Ally Financial,
Gtd. Notes	4.63	6/26/15	180,000		181,125
Bank of America,
Sr. Unscd. Notes	1.29	1/15/19	400,000	b	405,850
Bank of America,
Sr. Unscd. Notes	4.00	4/1/24	365,000		388,697
Bank of America,
Sub. Notes	4.25	10/22/26	380,000		392,827
Bank of America,
Sr. Unscd. Notes	5.63	7/1/20	40,000		46,168
Bank of America,
Sub. Notes	5.70	5/2/17	320,000		344,937
Barclays,
Sub. Notes	4.38	9/11/24	355,000		359,616
CIT Group,
Sr. Unscd. Notes	5.00	5/15/17	85,000		87,630
Citigroup,
Sr. Unscd. Notes	5.38	8/9/20	210,000		240,553
Citigroup,
Sub. Notes	5.50	9/13/25	255,000		289,600
DDR,
Sr. Unscd. Notes	4.75	4/15/18	340,000		366,285
Denali Borrower,
Sr. Scd. Notes	5.63	10/15/20	170,000	c	180,115
Discover Financial Services,
Sr. Unscd. Notes	5.20	4/27/22	589,000		656,813
ERAC USA Finance,
Gtd. Notes	3.85	11/15/24	60,000	c	62,618
ERAC USA Finance,
Gtd. Notes	6.38	10/15/17	120,000	c	134,541
Ford Motor Credit,
Sr. Unscd. Notes, Ser. 1	1.10	3/12/19	315,000	b	314,315
Ford Motor Credit,
Sr. Unscd. Notes	5.00	5/15/18	295,000		321,921
General Electric Capital,
Sr. Unscd. Notes	0.76	1/14/19	360,000	b	360,733
Goldman Sachs Group,
Sr. Unscd. Notes	1.36	11/15/18	385,000	b	389,547
Goldman Sachs Group,
Sr. Unscd. Notes	1.86	11/29/23	375,000	b	387,292
Health Care REIT,
Sr. Unscd. Notes	5.13	3/15/43	280,000		317,325
HSBC Holdings,
Sr. Unscd. Notes	4.00	3/30/22	335,000		360,906
JPMorgan Chase & Co.,

Sr. Unscd. Notes		4.35	8/15/21	150,000		165,226
Liberty Mutual Group,
Gtd. Notes		6.50	5/1/42	105,000	c	135,540
Morgan Stanley,
Sr. Unscd. Bonds		3.70	10/23/24	370,000		386,531
Morgan Stanley,
Sr. Unscd. Notes		3.75	2/25/23	65,000		68,193
Morgan Stanley,
Sr. Unscd. Notes		5.50	7/28/21	100,000		116,164
Pacific LifeCorp,
Sr. Unscd. Notes		5.13	1/30/43	360,000	c	409,275
Prudential Financial,
Jr. Sub. Notes		5.88	9/15/42	240,000	b,d	261,900
Regency Centers,
Gtd. Notes		5.88	6/15/17	120,000		131,252
Royal Bank of Scotland Group,
Sr. Unscd. Notes		2.55	9/18/15	270,000		272,000
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	445,000	b	502,819
Synchrony Financial,
Sr. Unscd. Notes		3.75	8/15/21	160,000		166,058
						9,439,383
Foreign/Governmental--4.7%
Comision Federal de Electricidad,
Sr. Unscd. Notes		4.88	1/15/24	310,000	c	330,925
Italian Government,
Bonds	EUR	4.75	9/1/44	385,000	c	660,689
Latvian Government,
Sr. Unscd. Notes		2.75	1/12/20	200,000	c	204,282
Lithuanian Government,
Sr. Unscd. Notes		6.63	2/1/22	200,000	c	249,950
Petroleos Mexicanos,
Gtd. Notes		4.88	1/24/22	100,000	d	106,375
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	205,000		226,013
Portuguese Government,
Unscd. Notes		5.13	10/15/24	180,000	c	199,310
Spanish Government,
Sr. Unscd. Bonds	EUR	2.75	10/31/24	910,000	c	1,116,898
						3,094,442
Health Care--2.1%
AmerisourceBergen,
Sr. Unscd. Notes		3.25	3/1/25	95,000		96,464
Anthem,
Sr. Unscd. Notes		2.30	7/15/18	300,000		304,614
Becton Dickinson and Company,
Sr. Unscd. Notes		3.73	12/15/24	65,000		68,165
Becton Dickinson and Company,
Sr. Unscd. Notes		4.69	12/15/44	45,000		49,103
Biomet,
Gtd. Notes		6.50	8/1/20	85,000		90,312
CHS/Community Health Systems,

Sr. Scd. Notes	5.13	8/1/21	25,000		25,875
CHS/Community Health Systems,
Gtd. Notes	6.88	2/1/22	25,000	d	26,844
Fresenius Medical Care US Finance
II, Gtd. Notes	4.13	10/15/20	110,000	c	112,406
Medtronic,
Gtd. Notes	4.63	3/15/45	195,000	c	221,592
Mylan,
Gtd. Notes	5.40	11/29/43	170,000		197,024
Zimmer Holdings,
Sr. Unscd. Notes	3.55	4/1/25	160,000		163,520
					1,355,919
Industrial--.7%
AECOM,
Gtd. Notes	5.75	10/15/22	175,000	c	181,562
Waste Management,
Gtd. Notes	3.13	3/1/25	165,000		166,936
Waste Management,
Gtd. Notes	6.10	3/15/18	105,000		118,657
					467,155
Information Technology--.4%
Hewlett-Packard,
Sr. Unscd. Notes	4.30	6/1/21	85,000		91,402
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	75,000		83,760
Open Text,
Gtd. Notes	5.63	1/15/23	65,000	c	67,600
					242,762
Materials--3.0%
Agrium,
Sr. Unscd. Notes	3.38	3/15/25	115,000		115,245
Agrium,
Sr. Unscd. Bonds	4.13	3/15/35	70,000		69,635
Dow Chemical,
Sr. Unscd. Notes	3.50	10/1/24	355,000		361,210
Freeport-McMoran Oil & Gas,
Gtd. Notes	6.88	2/15/23	310,000		329,763
Glencore Funding,
Gtd. Notes	4.63	4/29/24	165,000	c	172,286
INEOS Finance,
Sr. Scd. Notes	8.38	2/15/19	200,000	c	212,890
LYB International Finance,
Gtd. Notes	4.00	7/15/23	295,000	d	313,036
Mosaic,
Sr. Unscd. Notes	4.25	11/15/23	235,000	d	251,073
Vale Overseas,
Gtd. Notes	4.38	1/11/22	75,000	d	72,470
Vale Overseas,
Gtd. Notes	6.88	11/21/36	95,000	d	92,359
					1,989,967
Municipal Bonds--1.4%
California,

GO (Build America Bonds)	7.30	10/1/39	340,000		508,150
Chicago,
GO (Project and Refunding
Series)	6.31	1/1/44	65,000		66,776
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	110,000		111,375
New York City,
GO (Build America Bonds)	5.99	12/1/36	200,000		257,776
					944,077
Telecommunications--4.1%
AT&T,
Sr. Unscd. Notes	1.17	11/27/18	310,000	b	314,372
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	155,000		169,761
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	200,000	c	190,500
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	290,000		323,350
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	85,000		88,421
Rogers Communications,
Gtd. Notes	4.10	10/1/23	185,000		197,609
T-Mobile USA,
Gtd. Notes	6.13	1/15/22	90,000		93,150
Verizon Communications,
Sr. Unscd. Notes	5.15	9/15/23	160,000		183,565
Verizon Communications,
Sr. Unscd. Notes	6.55	9/15/43	600,000		782,443
West,
Gtd. Notes	5.38	7/15/22	175,000	c	171,500
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	200,000	c	208,000
					2,722,671
U.S. Government Agencies/Mortgage-Backed--26.7%
Federal Home Loan Mortgage Corp:
4.00%			2,135,000	e,f	2,280,614
5.50%, 5/1/40			25,168	f	28,311
Federal National Mortgage Association:
3.50%			3,095,000	e,f	3,253,615
4.00%			2,125,000	e,f	2,256,394
4.50%			625,000	e,f	680,225
3.50%, 9/1/44			1,655,121	f	1,749,310
5.00%, 3/1/21 - 10/1/33			1,236,284	f	1,376,582
5.50%, 2/1/34 - 7/1/40			286,432	f	324,362
6.00%, 2/1/39			28,213	f	32,143
7.00%, 6/1/29 - 9/1/29			20,533	f	21,922
Government National Mortgage Association I:
3.00%			3,250,000	e	3,346,674
Government National Mortgage Association II:
4.50%			1,555,000	e	1,689,848
5.50%, 4/15/33			431,962		491,697
7.00%, 9/20/28 - 7/20/29			5,729		6,813

					17,538,510
U.S. Government Securities--34.4%
U.S. Treasury Bonds:
3.75%, 11/15/43			1,860,000		2,323,838
4.50%, 2/15/36			135,000	d	183,948
U.S. Treasury Floating Rate Notes;
0.10%, 7/31/16			14,125,000	b	14,124,520
U.S. Treasury Inflation Protected Securities;
0.63%, 1/15/24			1,297,292	g	1,352,832
U.S. Treasury Notes:
1.50%, 12/31/18			1,795,000	d	1,818,979
2.63%, 1/31/18			2,700,000		2,834,368
					22,638,485
Utilities--3.8%
AES,
Sr. Unscd. Notes	8.00	6/1/20	80,000		91,800
Consolidated Edison Company
of New York, Sr. Unscd. Debs.,
Ser. 06-D	5.30	12/1/16	400,000		428,965
Dynegy Finance I/II,
Sr. Scd. Notes	6.75	11/1/19	35,000	c	36,269
Dynegy Finance I/II,
Sr. Scd. Notes	7.38	11/1/22	310,000	c	327,050
Enel Finance International,
Gtd. Notes	6.00	10/7/39	160,000	c	194,911
Exelon Generation,
Sr. Unscd. Notes	6.25	10/1/39	185,000		224,504
Nevada Power,
Mortgage Notes, Ser. R	6.75	7/1/37	150,000		215,632
NiSource Finance,
Gtd. Notes	4.45	12/1/21	245,000		267,686
NiSource Finance,
Gtd. Notes	5.65	2/1/45	320,000		409,774
Sempra Energy,
Sr. Unscd. Notes	6.50	6/1/16	295,000		313,931
					2,510,522
Total Bonds and Notes
(cost $75,789,352)					78,187,311
			Principal
Short-Term Investments--.3%			Amount ($)		Value ($)
U.S. Treasury Bills;
0.04%, 8/13/15
(cost $209,967)			210,000	[h]	209,965

Other Investment--1.9%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,275,339)			1,275,339	[i]	1,275,339
Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $151,500)	151,500 [i]	151,500
Total Investments (cost $77,426,158)	121.3%	79,824,115
Liabilities, Less Cash and Receivables	(21.3%)	(14,031,656)
Net Assets	100.0%	65,792,459

GO--General Obligation
REIT--Real Estate Investment Trust

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR--Euro
b Variable rate security--interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2015, these securities were valued at $10,888,859 or 16.6% of net assets.
d Security, or portion thereof, on loan. At March 31, 2015, the value of the fund's securities on loan was $3,585,096 and the value of the collateral held by the fund was $4,156,359, consisting of cash collateral of $151,500 and U.S.
Government & Agency securities valued at $4,004,859.
e Purchased on a forward commitment basis.
f The Federal Housing Finance Agency ("FHFA") placed the Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
g Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
h Held by or on behalf of a counterparty for open financial futures contracts.
i Investment in affiliated money market mutual fund.

At March 31, 2015, net unrealized appreciation on investments was $2,397,957 of which $2,599,102 related to appreciated investment securities and $201,145 related to depreciated investment securities. At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies/Mortgage-Backed	61.1
Corporate Bonds	39.2
Commercial Mortgage-Backed	6.8
Asset-Backed	5.7
Foreign/Governmental	4.7
Short-Term/Money Market Investments	2.4
Municipal Bonds	1.4
121.3

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2015 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2015 ($)
Financial Futures Long

U.S. Treasury 5 Year Notes	15	1,803,141	June 2015	22,984

Financial Futures Short

Euro-Bond	5	(853,530)	June 2015	(2,262)
Euro 30 Year Bond	3	(568,246)	June 2015	(37,140)
U.S. Treasury 10 Year Notes	35	(4,511,719)	June 2015	(58,219)

Gross Unrealized Appreciation				22,984
Gross Unrealized Depreciation				(97,621)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
March 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Euro,
Expiring
4/30/2015 a	60,000	65,229	64,542	(687)

Sales:		Proceeds ($)

Euro,
Expiring:
4/30/2015 b	778,000	847,577	836,892	10,685
4/30/2015 c	482,000	524,816	518,486	6,330
4/30/2015 d	360,000	392,015	387,251	4,764

Gross Unrealized Appreciation				21,779
Gross Unrealized Depreciation				(687)

Counterparties:
a	Goldman Sachs International
b	Credit Suisse International
c	JPMorgan Chase Bank
d	UBS

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	3,749,579	-	3,749,579
Commercial Mortgage-Backed	-	4,465,079	-	4,465,079
Corporate Bonds+	-	25,757,139	-	25,757,139
Foreign Government	-	3,094,442	-	3,094,442
Municipal Bonds+	-	944,077	-	944,077
Mutual Funds	1,426,839	-	-	1,426,839
U.S. Government Agencies/Mortgage-Backed	-	17,538,510	-	17,538,510
U.S. Treasury	-	22,848,450	-	22,848,450
Other Financial Instruments:
Financial Futures++	22,984	-	-	22,984
Forward Foreign Currency Exchange Contracts++	-	21,779	-	21,779
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(97,621)	-	-	(97,621)
Forward Foreign Currency Exchange Contracts++	-	(687)	-	(687)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end March 31, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future.

With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Variable Investment Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)